Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Asset (Detail)	12 Months Ended
Dec. 31, 2022
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Shorter of life of lease or estimated useful life